111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  September 2, 2026

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Series Trust IX (the “Trust”) (File Nos. 2-50409 and 811-2464) on behalf of MFS® Corporate Bond Fund, MFS® Limited Maturity Fund, MFS® Municipal Limited Maturity Fund, and MFS® Total Return Bond Fund (the “Funds”)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 124 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on August 27, 2026.

 Please call the undersigned at (617) 954-5843 or Jonathan Umana-Oliveira at (617) 954-5153 with any questions you may have.

  Sincerely,

  /s/BRIAN E. LANGENFELD

  Brian E. Langenfeld

  Vice President and Managing Counsel